EARN-OUT OBLIGATION (Tables)	6 Months Ended
Jun. 30, 2012
Debt and Contractual Obligation Disclosure [Abstract]
Schedule Of Earn Out Obligations [Table Text Block]

The activities in the Earn-Out Obligation during the year ended December 31, 2011 and six months ended June 30, 2012 were as follows:

Earn-Out Obligation as of January 1, 2011	$73,100
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation as of December 31, 2011 and June 30, 2012	$—

Schedule Of Effect Of Significant Unobservable Inputs Changes In Earn Out Obligation [Table Text Block]

The fair value of the Earn-Out Obligation requires the use of significant unobservable inputs, and these inputs were used in a Monte Carlo simulation model. The most significant inputs to the simulation model were:

	December 31, 2010	February 26, 2011	June 30, 2011
Volatility	46%	57%	71%
Cost of equity	16.75%	24.50%	22.00%
Current stock price	$25.87	$21.97	$29.19
Dividend yield	0.0%	0.0%	0.0%